STOCK-BASED COMPENSATION EXPENSE - Changes in Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares
Beginning balance (in shares)	25,358,455	25,417,316	25,417,316	23,191,158
Granted.			3,152,285	6,787,303
Exercised	(3,615,572)		(1,781,794)	(1,934,106)
Cancelled	(277,235)		(1,429,352)	(2,627,039)
Ending balance (in shares)	21,479,632		25,358,455	25,417,316	23,191,158
Vested and exercisable	15,271,274		17,675,057
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 0.20	$ 0.12	$ 0.12	$ 0.07
Granted (in dollars per share)			0.78	0.28
Exercised (in dollars per share)	0.11		0.15	0.07
Cancelled (in dollars per share)	0.59		0.21	0.10
Ending balance (in dollars per share)	0.21		0.20	$ 0.12	$ 0.07
Vested and exercisable (in dollars per share)	$ 0.13		$ 0.10
Weighted Average Remaining Contractual Term
Outstanding at the end (in years)	6 years 8 months 12 days		6 years 10 months 24 days	7 years 8 months 4 days	8 years 3 months 14 days
Vested and exercisable (in years)	6 years		6 years 2 months 1 day
Aggregate Intrinsic Value Outstanding at the beginning	$ 215,093	$ 15,194	$ 15,194	$ 9,469
Aggregate Intrinsic Value Outstanding at the beginning	20,770		6,123	1,226
Aggregate Intrinsic Value Outstanding at the end	121,910		215,093	15,194	$ 9,469
Vested and exercisable	88,014		151,634
Intrinsic value of stock options exercised	$ 372	$ 94	$ 189	$ 121
Share-based Payment Arrangement, Option [Member]
Weighted Average Remaining Contractual Term
Weighted-average grant date fair value of stock options		$ 1.88	$ 1.86	$ 0.42
Intrinsic value of stock options exercised			$ 6,100	$ 1,200
Fair value of awards vested			$ 2,400	$ 1,000